Shareholders' equity -Earnings (Loss) Per Share, Schedule (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Weighted average number of shares outstanding
Weighted average number of shares outstanding (in shares)	33,118,980	19,636,797
Shares to be issued (in shares)	0	11,838,457
Weighted average number of shares used in basic earnings per share (in shares)	33,118,980	31,475,254
Weighted average number of shares used in diluted earnings per share (in shares)	33,118,980	31,475,254
Net loss for the period	$ (29,026)	$ (110,780)
Loss per share
Basic loss per share (in dollars per share)	$ (0.88)	$ (3.52)
Diluted loss per share (in dollars per share)	$ (0.88)	$ (3.52)